Property, Plant and Equipment - Summary of Property, Plant and Equipment (Parenthetical) (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss on property, plant and equipment	¥ 1	¥ 31	¥ 4
Aircraft, engines and flight equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss on property, plant and equipment	¥ 1	¥ 31